Commitments and Contingencies - Additional Information (Detail)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 22, 2013	Dec. 31, 2014 USD ($) ft²	Jul. 31, 2012	Sep. 30, 2011 Tranche $ / shares shares	Sep. 30, 2015 USD ($) ft²	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) ft²	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2013 USD ($)	Jan. 01, 2013 ft²	Jul. 01, 2011 ft²	Mar. 01, 2011 ft²
Commitments And Contingencies [Line Items]
Rent expense					$ 73,000	$ 79,000	$ 215,000	$ 236,000	$ 315,000	$ 310,000
Warrant term	5 years
Customer Concentration Risk [Member] | Major customer 1 [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Concentration risk percentage									17.00%	21.00%
Customer Concentration Risk [Member] | Another Major Customer [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Concentration risk percentage									10.00%
Customer Concentration Risk [Member] | Other Customer [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Concentration risk percentage							10.00%		10.00%
Customer Concentration Risk [Member] | Customer One [Member] | Sales [Member]
Commitments And Contingencies [Line Items]
Concentration risk percentage					28.00%	22.00%	22.00%	21.00%
Vendor Concentration Risk [Member] | Vendor One [Member] | Purchase [Member]
Commitments And Contingencies [Line Items]
Concentration risk percentage					10.00%	14.00%	15.00%	8.00%
Vendor Concentration Risk [Member] | Other Vendor [Member] | Purchase [Member]
Commitments And Contingencies [Line Items]
Concentration risk percentage							10.00%
Skin Care [Member]
Commitments And Contingencies [Line Items]
Percentage of net revenues for Direct Sales generated from the proprietary mailings				20.00%
Percentage of net revenues for Referral Sales			9.00%	10.00%
Termination of the agreement				30 days
Number of tranches of common stock warrants issuable | Tranche				2
Number of shares which can be purchased by the exercise of warrants | shares				667
Strike prices, tranche one | $ / shares				$ 225.00
Strike prices, tranche two | $ / shares				$ 300.00
Commission percentage on direct sale			18.00%
Commission expenses					$ 2,000	$ 11,000	$ 10,000	$ 34,000	$ 51,000	$ 80,000
Warrant term				5 years
Oceanside [Member]
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory | ft²		8,215			8,215		8,215		8,215
Lease expiration period		2016-08					2016-08
Current base rent		$ 8,846					$ 9,111
Percentage of increase in monthly base rent		3.00%					3.00%
Priestly Drive [Member]
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory | ft²		4,653							4,653		9,848	8,199	4,653
Current base rent							$ 12,192		$ 11,837
Percentage of increase in monthly base rent							3.00%		3.00%
Expiry of Lease							Feb. 29, 2016		Feb. 29, 2016
Expiry of lease additional							5 years		5 years
Initial monthly base rent							$ 5,118		$ 5,118
Frederick [Member]
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory | ft²		5,520			5,520		5,520		5,520
Current base rent							$ 8,865		$ 11,105
Expiry of Lease							Dec. 31, 2015		Dec. 31, 2015
Expiry of lease additional							5 years		5 years
Previously Reported [Member] | Skin Care [Member]
Commitments And Contingencies [Line Items]
Number of shares which can be purchased by the exercise of warrants | shares				100,000
Strike prices, tranche one | $ / shares				$ 1.50
Strike prices, tranche two | $ / shares				$ 2.00